First Trust Bloomberg Shareholder Yield ETF (SHRY)
Portfolio of Investments
June 30, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.8%
	Aerospace & Defense — 4.1%
1,367	General Dynamics Corp.	$398,699
640	Lockheed Martin Corp.	296,410
		695,109
	Air Freight & Logistics — 3.1%
5,260	United Parcel Service, Inc., Class B	530,944
	Beverages — 1.0%
2,433	Coca-Cola (The) Co.	172,135
	Biotechnology — 0.5%
446	AbbVie, Inc.	82,786
	Capital Markets — 6.2%
1,132	Ameriprise Financial, Inc.	604,182
889	Blackstone, Inc.	132,977
1,123	CME Group, Inc.	309,521
		1,046,680
	Chemicals — 0.8%
300	Linde PLC	140,754
	Consumer Staples Distribution & Retail — 0.3%
52	Costco Wholesale Corp.	51,477
	Electrical Equipment — 2.3%
1,086	Eaton Corp. PLC	387,691
	Electronic Equipment, Instruments & Components — 3.2%
3,190	TE Connectivity PLC	538,057
	Energy Equipment & Services — 1.6%
8,196	Schlumberger N.V.	277,025
	Financial Services — 3.5%
1,103	Fiserv, Inc. (a)	190,168
306	Mastercard, Inc., Class A	171,954
668	Visa, Inc., Class A	237,173
		599,295
	Ground Transportation — 5.1%
15,842	CSX Corp.	516,924
1,496	Union Pacific Corp.	344,200
		861,124
	Health Care Equipment & Supplies — 1.0%
1,263	Abbott Laboratories	171,781
	Health Care Providers & Services — 2.0%
877	HCA Healthcare, Inc.	335,979
Shares	Description	Value

	Hotels, Restaurants & Leisure — 1.5%
849	McDonald’s Corp.	$248,052
	Household Products — 6.0%
3,618	Colgate-Palmolive Co.	328,876
3,538	Kimberly-Clark Corp.	456,119
1,488	Procter & Gamble (The) Co.	237,068
		1,022,063
	Insurance — 7.8%
3,916	Aflac, Inc.	412,981
497	Chubb Ltd.	143,991
9,567	MetLife, Inc.	769,378
		1,326,350
	Interactive Media & Services — 2.3%
1,276	Alphabet, Inc., Class A	224,869
230	Meta Platforms, Inc., Class A	169,761
		394,630
	IT Services — 2.5%
609	Accenture PLC, Class A	182,024
799	International Business Machines Corp.	235,529
		417,553
	Machinery — 3.4%
1,499	Caterpillar, Inc.	581,927
	Media — 7.2%
1,626	Charter Communications, Inc., Class A (a)	664,725
15,716	Comcast Corp., Class A	560,904
		1,225,629
	Oil, Gas & Consumable Fuels — 4.7%
3,736	EOG Resources, Inc.	446,863
12,069	Kinder Morgan, Inc.	354,829
		801,692
	Pharmaceuticals — 1.1%
2,361	Merck & Co., Inc.	186,897
	Professional Services — 1.3%
715	Automatic Data Processing, Inc.	220,506
	Semiconductors & Semiconductor Equipment — 11.5%
2,026	Applied Materials, Inc.	370,900
441	KLA Corp.	395,021
4,417	Lam Research Corp.	429,951
1,954	NXP Semiconductors N.V.	426,930
2,044	QUALCOMM, Inc.	325,527
		1,948,329

First Trust Bloomberg Shareholder Yield ETF (SHRY)
Portfolio of Investments (Continued)
June 30, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Software — 3.3%
864	Adobe, Inc. (a)	$334,265
442	Microsoft Corp.	219,855
		554,120
	Specialty Retail — 2.4%
1,815	Lowe’s Cos., Inc.	402,694
	Technology Hardware, Storage & Peripherals — 5.1%
1,238	Apple, Inc.	254,001
25,355	HP, Inc.	620,183
		874,184
	Tobacco — 5.0%
14,390	Altria Group, Inc.	843,686
	Total Common Stocks	16,939,149
	(Cost $15,818,603)
MONEY MARKET FUNDS — 0.0%
6,737	Dreyfus Government Cash Management Fund, Institutional Shares - 4.21% (b)	6,737
	(Cost $6,737)

	Total Investments — 99.8%	16,945,886
	(Cost $15,825,340)
	Net Other Assets and Liabilities — 0.2%	31,781
	Net Assets — 100.0%	$16,977,667

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of June 30, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2025 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 6/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 16,939,149	$ 16,939,149	$ —	$ —
Money Market Funds	6,737	6,737	—	—
Total Investments	$16,945,886	$16,945,886	$—	$—

*	See Portfolio of Investments for industry breakout.

First Trust Indxx Medical Devices ETF (MDEV)
Portfolio of Investments
June 30, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) — 99.6%
	Biotechnology — 2.2%
850	Exact Sciences Corp. (b)	$45,169
	Health Care Equipment & Supplies — 74.4%
299	Abbott Laboratories	40,667
428	Alcon AG (CHF)	37,867
232	Align Technology, Inc. (b)	43,925
1,322	Baxter International, Inc.	40,030
187	Becton Dickinson & Co.	32,211
303	BioMerieux (EUR)	41,902
401	Boston Scientific Corp. (b)	43,071
624	Carl Zeiss Meditec AG (EUR)	41,897
232	Cochlear Ltd. (AUD)	45,871
360	Coloplast A/S, Class B (DKK)	34,194
493	Cooper (The) Cos., Inc. (b)	35,082
1,122	Demant A/S (DKK) (b)	46,802
553	Dexcom, Inc. (b)	48,271
545	Edwards Lifesciences Corp. (b)	42,625
1,881	Fisher & Paykel Healthcare Corp., Ltd. (NZD)	41,334
597	GE HealthCare Technologies, Inc.	44,220
524	Globus Medical, Inc., Class A (b)	30,927
651	Hologic, Inc. (b)	42,419
394	Hoya Corp. (JPY)	46,936
148	Insulet Corp. (b)	46,499
76	Intuitive Surgical, Inc. (b)	41,299
1,655	Koninklijke Philips N.V. (EUR)	39,790
246	Masimo Corp. (b)	41,382
451	Medtronic PLC	39,314
406	Merit Medical Systems, Inc. (b)	37,953
2,940	Olympus Corp. (JPY)	35,013
138	Penumbra, Inc. (b)	35,415
177	ResMed, Inc.	45,666
766	Siemens Healthineers AG (EUR) (c) (d)	42,463
2,997	Smith & Nephew PLC (GBP)	45,787
132	Sonova Holding AG (CHF)	39,328
171	STERIS PLC	41,078
321	Straumann Holding AG (CHF)	41,892
107	Stryker Corp.	42,332
1,934	Sysmex Corp. (JPY)	33,763
288	Teleflex, Inc.	34,088
1,860	Terumo Corp. (JPY)	34,228
364	Zimmer Biomet Holdings, Inc.	33,200
		1,530,741
	Health Care Providers & Services — 2.1%
1,873	Amplifon S.p.A. (EUR)	43,972
Shares	Description	Value

	Life Sciences Tools & Services — 20.9%
372	Agilent Technologies, Inc.	$43,900
160	Bio-Rad Laboratories, Inc., Class A (b)	38,611
206	Danaher Corp.	40,693
37	Mettler-Toledo International, Inc. (b)	43,465
400	Revvity, Inc.	38,688
212	Sartorius Stedim Biotech (EUR)	50,644
87	Thermo Fisher Scientific, Inc.	35,275
118	Waters Corp. (b)	41,187
183	West Pharmaceutical Services, Inc.	40,040
5,685	WuXi AppTec Co., Ltd., Class H (HKD) (c) (d)	56,959
		429,462
	Total Common Stocks	2,049,344
	(Cost $2,314,082)
MONEY MARKET FUNDS — 0.4%
7,655	Dreyfus Government Cash Management Fund, Institutional Shares - 4.21% (e)	7,655
	(Cost $7,655)

	Total Investments — 100.0%	2,056,999
	(Cost $2,321,737)
	Net Other Assets and Liabilities — 0.0%	487
	Net Assets — 100.0%	$2,057,486

(a)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(b)	Non-income producing security.
(c)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(e)	Rate shown reflects yield as of June 30, 2025.

First Trust Indxx Medical Devices ETF (MDEV)
Portfolio of Investments (Continued)
June 30, 2025 (Unaudited)
Abbreviations throughout the Portfolio of Investments:
AUD	– Australian Dollar
CHF	– Swiss Franc
DKK	– Danish Krone
EUR	– Euro
GBP	– British Pound Sterling
HKD	– Hong Kong Dollar
JPY	– Japanese Yen
NZD	– New Zealand Dollar
USD	– United States Dollar

Country Allocation†	% of Net Assets
United States	57.2%
Japan	7.3
Switzerland	5.8
France	4.5
Germany	4.1
Denmark	3.9
Ireland	3.9
China	2.8
Australia	2.2
United Kingdom	2.2
Italy	2.2
New Zealand	2.0
Netherlands	1.9
Total Investments	100.0
Net Other Assets and Liabilities	0.0††
Total	100.0%

†	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.
††	Amount is less than 0.1%.

Currency Exposure Diversification	% of Total Investments
USD	61.1%
EUR	12.7
JPY	7.3
CHF	5.8
DKK	3.9
HKD	2.8
AUD	2.2
GBP	2.2
NZD	2.0
Total	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2025 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 6/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 2,049,344	$ 2,049,344	$ —	$ —
Money Market Funds	7,655	7,655	—	—
Total Investments	$2,056,999	$2,056,999	$—	$—

*	See Portfolio of Investments for industry breakout.

First Trust Bloomberg R&D Leaders ETF (RND)
Portfolio of Investments
June 30, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.9%
	Aerospace & Defense — 2.4%
314	Boeing (The) Co. (a)	$65,792
	Automobiles — 4.1%
350	Tesla, Inc. (a)	111,181
	Biotechnology — 4.8%
524	Gilead Sciences, Inc.	58,096
44	Regeneron Pharmaceuticals, Inc.	23,100
108	Vertex Pharmaceuticals, Inc. (a)	48,082
		129,278
	Broadline Retail — 7.8%
955	Amazon.com, Inc. (a)	209,517
	Communications Equipment — 1.6%
98	Arista Networks, Inc. (a)	10,026
360	Cisco Systems, Inc.	24,977
17	Motorola Solutions, Inc.	7,148
		42,151
	Electrical Equipment — 2.2%
166	Eaton Corp. PLC	59,260
	Electronic Equipment, Instruments & Components — 1.9%
504	Amphenol Corp., Class A	49,770
	Energy Equipment & Services — 0.7%
588	Schlumberger N.V.	19,874
	Health Care Equipment & Supplies — 6.3%
122	Becton Dickinson & Co.	21,014
619	Boston Scientific Corp. (a)	66,487
149	Intuitive Surgical, Inc. (a)	80,968
		168,469
	Hotels, Restaurants & Leisure — 5.1%
162	Airbnb, Inc., Class A (a)	21,439
14	Booking Holdings, Inc.	81,049
140	DoorDash, Inc., Class A (a)	34,512
		137,000
	Insurance — 1.2%
88	Aon PLC, Class A	31,395
	Interactive Media & Services — 12.1%
1,175	Alphabet, Inc., Class A	207,071
158	Meta Platforms, Inc., Class A	116,618
		323,689
	IT Services — 1.0%
91	International Business Machines Corp.	26,825
Shares	Description	Value

	Machinery — 2.0%
106	Deere & Co.	$53,900
	Personal Care Products — 0.6%
806	Kenvue, Inc.	16,870
	Pharmaceuticals — 4.2%
110	Eli Lilly & Co.	85,749
174	Zoetis, Inc.	27,135
		112,884
	Semiconductors & Semiconductor Equipment — 19.4%
161	Advanced Micro Devices, Inc. (a)	22,846
81	Applied Materials, Inc.	14,829
543	Broadcom, Inc.	149,678
13	KLA Corp.	11,645
128	Lam Research Corp.	12,459
86	Marvell Technology, Inc.	6,656
1,676	NVIDIA Corp.	264,791
110	QUALCOMM, Inc.	17,519
91	Texas Instruments, Inc.	18,893
		519,316
	Software — 16.2%
43	Adobe, Inc. (a)	16,636
96	AppLovin Corp., Class A (a)	33,608
21	Autodesk, Inc. (a)	6,501
27	Cadence Design Systems, Inc. (a)	8,320
22	CrowdStrike Holdings, Inc., Class A (a)	11,205
63	Fortinet, Inc. (a)	6,660
27	Intuit, Inc.	21,266
484	Microsoft Corp.	240,746
164	Oracle Corp.	35,855
65	Palo Alto Networks, Inc. (a)	13,302
11	Roper Technologies, Inc.	6,235
20	ServiceNow, Inc. (a)	20,562
15	Synopsys, Inc. (a)	7,690
21	Workday, Inc., Class A (a)	5,040
		433,626
	Technology Hardware, Storage & Peripherals — 6.3%
818	Apple, Inc.	167,829

	Total Investments — 99.9%	2,678,626
	(Cost $2,457,269)
	Net Other Assets and Liabilities — 0.1%	1,473
	Net Assets — 100.0%	$2,680,099

(a)	Non-income producing security.

First Trust Bloomberg R&D Leaders ETF (RND)
Portfolio of Investments (Continued)
June 30, 2025 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2025 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 6/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 2,678,626	$ 2,678,626	$ —	$ —

*	See Portfolio of Investments for industry breakout.

First Trust New Constructs Core Earnings Leaders ETF (FTCE)
Portfolio of Investments
June 30, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.9%
	Aerospace & Defense — 3.0%
3,677	Boeing (The) Co. (a)	$770,442
932	L3Harris Technologies, Inc.	233,783
267	TransDigm Group, Inc.	406,011
		1,410,236
	Air Freight & Logistics — 0.5%
1,088	FedEx Corp.	247,313
	Automobiles — 6.3%
125,054	Ford Motor Co.	1,356,836
31,906	General Motors Co.	1,570,094
		2,926,930
	Beverages — 2.3%
13,472	Coca-Cola (The) Co.	953,144
597	Constellation Brands, Inc., Class A	97,120
		1,050,264
	Biotechnology — 2.4%
3,203	AbbVie, Inc.	594,541
233	Alnylam Pharmaceuticals, Inc. (a)	75,979
2,260	Gilead Sciences, Inc.	250,566
466	Vertex Pharmaceuticals, Inc. (a)	207,463
		1,128,549
	Capital Markets — 5.0%
424	Blackrock, Inc.	444,882
311	Cboe Global Markets, Inc.	72,528
4,577	Charles Schwab (The) Corp.	417,606
1,702	Intercontinental Exchange, Inc.	312,266
221	LPL Financial Holdings, Inc.	82,868
457	Moody’s Corp.	229,227
226	MSCI, Inc.	130,343
1,395	Nasdaq, Inc.	124,741
947	S&P Global, Inc.	499,344
		2,313,805
	Chemicals — 1.0%
2,513	International Flavors & Fragrances, Inc.	184,831
2,278	PPG Industries, Inc.	259,123
		443,954
	Communications Equipment — 2.0%
5,440	Arista Networks, Inc. (a)	556,567
918	Motorola Solutions, Inc.	385,982
		942,549
	Consumer Finance — 0.5%
1,097	Capital One Financial Corp.	233,398
	Electric Utilities — 0.8%
1,799	Edison International	92,828
Shares	Description	Value

	Electric Utilities (Continued)
1,990	Entergy Corp.	$165,409
3,319	PPL Corp.	112,481
		370,718
	Electrical Equipment — 2.0%
1,942	Eaton Corp. PLC	693,275
1,811	Vertiv Holdings Co., Class A	232,550
		925,825
	Electronic Equipment, Instruments & Components — 1.3%
4,297	Corning, Inc.	225,979
845	Keysight Technologies, Inc. (a)	138,462
1,467	TE Connectivity PLC	247,439
		611,880
	Energy Equipment & Services — 1.1%
15,195	Schlumberger N.V.	513,591
	Entertainment — 11.3%
2,258	Spotify Technology S.A. (a)	1,732,654
3,039	Take-Two Interactive Software, Inc. (a)	738,021
18,819	Walt Disney (The) Co.	2,333,744
39,848	Warner Bros. Discovery, Inc. (a)	456,658
		5,261,077
	Financial Services — 4.3%
201	Corpay, Inc. (a)	66,696
1,688	Fiserv, Inc. (a)	291,028
755	Global Payments, Inc.	60,430
2,432	Mastercard, Inc., Class A	1,366,638
2,976	PayPal Holdings, Inc. (a)	221,177
		2,005,969
	Food Products — 0.2%
558	Hershey (The) Co.	92,600
	Health Care Equipment & Supplies — 1.3%
525	Becton Dickinson & Co.	90,431
2,670	Boston Scientific Corp. (a)	286,785
626	Stryker Corp.	247,664
		624,880
	Health Care Providers & Services — 0.4%
503	Cigna Group (The)	166,282
	Hotels, Restaurants & Leisure — 2.9%
8,950	Yum! Brands, Inc.	1,326,211
	Household Products — 0.2%
940	Church & Dwight Co., Inc.	90,343

First Trust New Constructs Core Earnings Leaders ETF (FTCE)
Portfolio of Investments (Continued)
June 30, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Industrial Conglomerates — 1.6%
3,201	Honeywell International, Inc.	$745,449
	Insurance — 3.1%
1,646	Aflac, Inc.	173,587
1,855	American International Group, Inc.	158,770
624	Aon PLC, Class A	222,618
752	Arthur J. Gallagher & Co.	240,730
37	Markel Group, Inc. (a)	73,902
1,464	Marsh & McLennan Cos., Inc.	320,089
668	Travelers (The) Cos., Inc.	178,717
300	Willis Towers Watson PLC	91,950
		1,460,363
	IT Services — 3.2%
5,045	International Business Machines Corp.	1,487,165
	Machinery — 0.8%
1,982	Ingersoll Rand, Inc.	164,863
1,966	Otis Worldwide Corp.	194,673
		359,536
	Metals & Mining — 1.4%
11,186	Newmont Corp.	651,696
	Multi-Utilities — 1.3%
3,023	CenterPoint Energy, Inc.	111,065
1,608	Consolidated Edison, Inc.	161,363
3,904	Dominion Energy, Inc.	220,654
846	DTE Energy Co.	112,061
		605,143
	Oil, Gas & Consumable Fuels — 1.8%
7,296	Occidental Petroleum Corp.	306,505
4,474	Phillips 66	533,748
		840,253
	Personal Care Products — 0.3%
7,369	Kenvue, Inc.	154,233
	Pharmaceuticals — 5.2%
3,677	Bristol-Myers Squibb Co.	170,208
1,544	Eli Lilly & Co.	1,203,594
4,358	Johnson & Johnson	665,684
10,203	Pfizer, Inc.	247,321
749	Zoetis, Inc.	116,807
		2,403,614
	Professional Services — 0.4%
346	Broadridge Financial Solutions, Inc.	84,089
368	Equifax, Inc.	95,448
		179,537
Shares	Description	Value

	Real Estate Management & Development — 0.4%
729	CBRE Group, Inc., Class A (a)	$102,147
1,009	CoStar Group, Inc. (a)	81,124
		183,271
	Retail REITs — 0.3%
2,118	Realty Income Corp.	122,018
	Semiconductors & Semiconductor Equipment — 16.3%
11,094	Broadcom, Inc.	3,058,061
21,642	Intel Corp.	484,781
736	KLA Corp.	659,265
4,754	Marvell Technology, Inc.	367,959
17,138	NVIDIA Corp.	2,707,633
1,340	NXP Semiconductors N.V.	292,776
		7,570,475
	Software — 7.1%
882	Atlassian Corp., Class A (a)	179,125
1,221	CrowdStrike Holdings, Inc., Class A (a)	621,868
1,265	MicroStrategy, Inc., Class A (a)	511,351
9,065	Oracle Corp.	1,981,881
		3,294,225
	Specialized REITs — 1.6%
1,133	American Tower Corp.	250,416
1,055	Crown Castle, Inc.	108,380
234	Equinix, Inc.	186,140
510	Extra Space Storage, Inc.	75,194
709	Iron Mountain, Inc.	72,722
259	SBA Communications Corp.	60,824
		753,676
	Technology Hardware, Storage & Peripherals — 4.0%
8,362	Apple, Inc.	1,715,631
5,158	HP, Inc.	126,165
		1,841,796
	Tobacco — 2.3%
5,967	Philip Morris International, Inc.	1,086,770

	Total Investments — 99.9%	46,425,594
	(Cost $41,082,054)
	Net Other Assets and Liabilities — 0.1%	54,975
	Net Assets — 100.0%	$46,480,569

(a)	Non-income producing security.

Abbreviations throughout the Portfolio of Investments:
REITs	– Real Estate Investment Trusts

First Trust New Constructs Core Earnings Leaders ETF (FTCE)
Portfolio of Investments (Continued)
June 30, 2025 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2025 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 6/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 46,425,594	$ 46,425,594	$ —	$ —

*	See Portfolio of Investments for industry breakout.

First Trust Exchange-Traded Fund VI
Additional Information
June 30, 2025 (Unaudited)
Valuation Inputs
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
Licensing Information
First Trust Bloomberg Shareholder Yield ETF
First Trust Bloomberg R&D Leaders ETF
First Trust New Constructs Core Earnings Leaders ETF
“Bloomberg®”, Bloomberg Shareholder Yield Index, Bloomberg R&D Leaders Select Index and Bloomberg New Constructs Core Earnings Leaders Index licensed herein (the “Indices”) are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited (“BISL”), the administrator of the Indices (collectively, “Bloomberg”) and have been licensed for use for certain purposes by First Trust Advisors L.P. (the “Licensee”). Bloomberg is not affiliated with the Licensee, and Bloomberg does not approve, endorse, review, or recommend the financial products referenced herein (the “Financial Products”). Bloomberg does not guarantee the timeliness, accurateness, or completeness of any data or information relating to the Indices or the Financial Products.
First Trust Indxx Medical Devices ETF
Indxx and Indxx Medical Devices Index (“Index”) are trademarks of Indxx, Inc. (“Indxx”) and have been licensed for use for certain purposes by First Trust. The Fund is not sponsored, endorsed, sold or promoted by Indxx, and Indxx makes no representation regarding the advisability of trading in such product. The Index is determined, composed and calculated by Indxx without regard to First Trust or the Fund.